FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Maturities of Marketable Securities) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
Due within one year, Amortized cost	$ 7,688
Due after one year through five years maturities, Amortized cost	106,238
Due within one year, Estimated fair value	7,679
Due after one year through five years maturities, Estimated fair value	105,489
Amortized cost	113,926
Estimated fair value	$ 113,168